CONDENSED CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013
Sales	$ 11,599,290	$ 12,408,641	$ 20,464,449	$ 19,535,516	$ 19,451,820	$ 17,490,837
Cost of sales	5,117,471	4,993,860	9,175,852	8,267,124	8,195,629	7,565,946
Gross profit	6,481,819	7,414,781	11,288,597	11,268,392	11,256,191	9,924,891
Operating expenses
Selling expenses	17,352	32,638	79,390	91,772	151,142	886,595
General and administrative expenses	437,896	166,147	732,449	627,326	1,306,695	891,893
Total operating expenses	455,248	198,785	811,839	719,098	1,457,837	1,778,488
Income from operations	6,026,571	7,215,996	10,476,758	10,549,294	9,798,354	8,146,403
Other income (expenses):
Government subsidy	0	492,191	0	492,191	477,036	276,442
Interest income	2,547	4,272	5,632	4,981	12,613	10,414
Interest expense	(71,846)	(83,419)	(144,090)	(145,100)	(314,111)	(302,411)
Other income (expense), net	16,343	(39,511)	31,707	(29,293)	(76,377)	41,610
Total other income (expenses)	(52,956)	373,533	(106,751)	322,779	99,161	26,055
Income before provision for income taxes	5,973,615	7,589,529	10,370,007	10,872,073	9,897,515	8,172,458
Provision for income taxes	0	0	0	0	0	0
Net income	5,973,615	7,589,529	10,370,007	10,872,073	9,897,515	8,172,458
Other comprehensive income
Foreign currency translation adjustment	186,601	(376,232)	328,731	(233,789)	(153,500)	932,630
Total comprehensive income	$ 6,160,216	$ 7,213,297	$ 10,698,738	$ 10,638,284	$ 9,744,015	$ 9,105,088
Earnings per share:
Basic and diluted (in dollars per share)	$ 0.38	$ 0.48	$ 0.65	$ 0.68	$ 0.62	$ 0.51
Weighted average number of common stock outstanding
Basic and diluted (in shares)	15,918,940	15,918,940	15,918,940	15,918,940	15,918,940	15,918,694